EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14 – EARNINGS PER SHARE

For the years ended March 31, 2025, no unexercised Warrants Series A are outstanding and no potential dilution impact is included in the computation of weighted average number of common shares for the year ended March 31, 2025 due to loss position.

For the years ended March 31, 2024, the effect of potential shares of common stock from unexercised Warrants Series A are included in the computation of diluted net earnings per share. As a result, a total of 12,376 unexercised Warrants Series A were included in the computation of weighted average number of common shares for the year ended March 31, 2024.

The following table presents a reconciliation of basic and diluted net income per share:

	For the years ended March 31,
	2025	2024	2023

Net (loss) income attributable to the Company	$(15,842,407)	$1,022,956	$(3,474,512)
Weighted average number of common shares outstanding – Basic	4,333,514	3,229,524	2,579,304
Dilutive securities – unexercised Warrant series A	-	12,376	–
Weighted average number of common shares outstanding – Diluted	4,333,514	3,241,900	2,579,304
Earnings per share – Basic	$(3.66)	$0.32	$(1.34)
Earnings per share – Diluted	$(3.66)	$0.32	$(1.34)